Retirement Plans - Defined Benefit Plans - Pension Plan Assets at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 51,639	$ 38,883	[1]	$ 29,258		$ 22,515
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	33,805	25,274	[1],[2]
Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	11,303	8,165	[1]	8,583	[1]
Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,622	1,555	[1]	1,595	[1]
International Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,176	1,555	[1]	5,318	[1]
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,197	1,167	[1]
Other funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	536	1,167	[1],[3]
Pooled funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				12,610	[1],[2]
Insurance company general account | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				1,152	[4]
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	51,639	38,883	[1]	29,258
Fair Value, Inputs, Level 2 | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	33,805	25,274	[1],[2]
Fair Value, Inputs, Level 2 | Domestic equity funds - large cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	11,303	8,165	[1]	8,583	[1]
Fair Value, Inputs, Level 2 | Domestic equity funds - small cap
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,622	1,555	[1]	1,595	[1]
Fair Value, Inputs, Level 2 | International Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,176	1,555	[1]	5,318	[1]
Fair Value, Inputs, Level 2 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,197	1,167	[1]
Fair Value, Inputs, Level 2 | Other funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	536	1,167	[1],[3]
Fair Value, Inputs, Level 2 | Pooled funds | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				12,610	[1],[2]
Fair Value, Inputs, Level 2 | Insurance company general account | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value				$ 1,152	[4]

[1]	Value is determined based on the net asset value of units held by the plan at period end.
[2]	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
[3]	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
[4]	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.